CONDENSED CONSOLIDATING FINANCIAL STATEMENTS - Condensed Consolidating Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and due from banks	$ 27,515	$ 26,349
Cash and due from banks—intercompany	0	0
Deposits with banks, net of allowances	234,518	283,266
Deposits with banks—intercompany	0	0
Securities borrowed and purchased under resale agreements	327,288	294,712
Securities borrowed and purchased under resale agreements—intercompany	0	0
Trading account assets	331,945	375,079
Trading account assets—intercompany	0	0
Investments, net of allowance	512,822	447,359
Loans, net of unearned income	667,767	675,883
Loans, net of unearned income—intercompany	0	0
Allowance for credit losses on loans (ACLL)	(16,455)	(24,956)	$ (12,783)	$ (12,315)
Total loans, net	651,312	650,927
Advances to subsidiaries	0	0
Investments in subsidiaries	0	0
Other assets, net of allowance	206,013	182,398
Other assets—intercompany	0	0
Total assets	2,291,413	2,260,090
Liabilities and equity
Deposits	1,317,230	1,280,671
Deposits—intercompany	0	0
Securities loaned and sold under agreements to repurchase, at fair value	191,285	199,525
Securities loaned and sold under repurchase agreements—intercompany	0	0
Trading account liabilities	161,529	168,027
Trading account liabilities—intercompany	0	0
Short-term borrowings	27,973	29,514
Short-term borrowings—intercompany	0	0
Long-term debt	254,374	271,686
Long-term debt—intercompany	0	0
Advances from subsidiaries	0	0
Other liabilities	136,350	110,467
Other liabilities—intercompany	0	0
Stockholders’ equity	202,672	200,200	$ 193,946
Total liabilities and equity	2,291,413	2,260,090
Other assets	125,879	110,683
Consolidating adjustments
Assets
Cash and due from banks	0	0
Cash and due from banks—intercompany	0	0
Deposits with banks, net of allowances	0	0
Deposits with banks—intercompany	0	0
Securities borrowed and purchased under resale agreements	0	0
Securities borrowed and purchased under resale agreements—intercompany	0	0
Trading account assets	0	0
Trading account assets—intercompany	0	0
Investments, net of allowance	0	0
Loans, net of unearned income	0	0
Loans, net of unearned income—intercompany	0	0
Allowance for credit losses on loans (ACLL)	0	0
Total loans, net	0	0
Advances to subsidiaries	0	0
Investments in subsidiaries	(223,303)	(213,267)
Other assets, net of allowance	0	0
Other assets—intercompany	0	0
Total assets	(223,303)	(213,267)
Liabilities and equity
Deposits	0	0
Deposits—intercompany	0	0
Securities loaned and sold under agreements to repurchase, at fair value	0	0
Securities loaned and sold under repurchase agreements—intercompany	0	0
Trading account liabilities	0	0
Trading account liabilities—intercompany	0	0
Short-term borrowings	0	0
Short-term borrowings—intercompany	0	0
Long-term debt	0	0
Long-term debt—intercompany	0	0
Advances from subsidiaries	0	0
Other liabilities	0	0
Other liabilities—intercompany	0	0
Stockholders’ equity	(223,303)	(213,267)
Total liabilities and equity	(223,303)	(213,267)
Citigroup parent company
Liabilities and equity
Long-term debt	164,945
Other assets	30,500	29,500
Citigroup parent company | Reportable legal entities
Assets
Cash and due from banks	0	0
Cash and due from banks—intercompany		16
Deposits with banks, net of allowances	0	0
Deposits with banks—intercompany	3,500	4,500
Securities borrowed and purchased under resale agreements	0	0
Securities borrowed and purchased under resale agreements—intercompany	0	0
Trading account assets	248	307
Trading account assets—intercompany	1,215	723
Investments, net of allowance	1	1
Loans, net of unearned income	0	0
Loans, net of unearned income—intercompany	0	0
Allowance for credit losses on loans (ACLL)	0	0
Total loans, net	0	0
Advances to subsidiaries	142,144	152,383
Investments in subsidiaries	223,303	213,267
Other assets, net of allowance	10,589	12,156
Other assets—intercompany	2,737	2,781
Total assets	383,754	386,134
Liabilities and equity
Deposits	0	0
Deposits—intercompany	0	0
Securities loaned and sold under agreements to repurchase, at fair value	0	0
Securities loaned and sold under repurchase agreements—intercompany	0	0
Trading account liabilities	17	0
Trading account liabilities—intercompany	777	397
Short-term borrowings	0	0
Short-term borrowings—intercompany	0	0
Long-term debt	164,945	170,563
Long-term debt—intercompany	0	0
Advances from subsidiaries	13,469	12,975
Other liabilities	2,574	2,692
Other liabilities—intercompany	0	65
Stockholders’ equity	201,972	199,442
Total liabilities and equity	383,754	386,134
Intercompany derivative and related collateral assets and liabilities subject to enforceable netting agreements		7,000
CGMHI | Reportable legal entities
Assets
Cash and due from banks	834	628
Cash and due from banks—intercompany	6,890	6,081
Deposits with banks, net of allowances	7,936	5,224
Deposits with banks—intercompany	11,005	8,179
Securities borrowed and purchased under resale agreements	269,608	238,718
Securities borrowed and purchased under resale agreements—intercompany	23,362	24,309
Trading account assets	189,841	222,278
Trading account assets—intercompany	1,438	2,340
Investments, net of allowance	224	374
Loans, net of unearned income	2,293	2,524
Loans, net of unearned income—intercompany	0	0
Allowance for credit losses on loans (ACLL)	0	0
Total loans, net	2,293	2,524
Advances to subsidiaries	0	0
Investments in subsidiaries	0	0
Other assets, net of allowance	69,312	60,273
Other assets—intercompany	60,567	51,489
Total assets	643,310	622,417
Liabilities and equity
Deposits	0	0
Deposits—intercompany	0	0
Securities loaned and sold under agreements to repurchase, at fair value	171,818	184,786
Securities loaned and sold under repurchase agreements—intercompany	62,197	76,590
Trading account liabilities	122,383	113,100
Trading account liabilities—intercompany	500	1,531
Short-term borrowings	13,425	12,323
Short-term borrowings—intercompany	17,230	12,757
Long-term debt	61,416	47,732
Long-term debt—intercompany	76,335	67,322
Advances from subsidiaries	0	0
Other liabilities	68,206	55,217
Other liabilities—intercompany	11,774	15,378
Stockholders’ equity	38,026	35,681
Total liabilities and equity	643,310	622,417
Other Citigroup subsidiaries and eliminations | Reportable legal entities
Assets
Cash and due from banks	26,681	25,721
Cash and due from banks—intercompany	(6,907)	(6,097)
Deposits with banks, net of allowances	226,582	278,042
Deposits with banks—intercompany	(14,505)	(12,679)
Securities borrowed and purchased under resale agreements	57,680	55,994
Securities borrowed and purchased under resale agreements—intercompany	(23,362)	(24,309)
Trading account assets	141,856	152,494
Trading account assets—intercompany	(2,653)	(3,063)
Investments, net of allowance	512,597	446,984
Loans, net of unearned income	665,474	673,359
Loans, net of unearned income—intercompany	0	0
Allowance for credit losses on loans (ACLL)	(16,455)	(24,956)
Total loans, net	649,019	648,403
Advances to subsidiaries	(142,144)	(152,383)
Investments in subsidiaries	0	0
Other assets, net of allowance	126,112	109,969
Other assets—intercompany	(63,304)	(54,270)
Total assets	1,487,652	1,464,806
Liabilities and equity
Deposits	1,317,230	1,280,671
Deposits—intercompany	0	0
Securities loaned and sold under agreements to repurchase, at fair value	19,467	14,739
Securities loaned and sold under repurchase agreements—intercompany	(62,197)	(76,590)
Trading account liabilities	39,129	54,927
Trading account liabilities—intercompany	(1,277)	(1,928)
Short-term borrowings	14,548	17,191
Short-term borrowings—intercompany	(17,230)	(12,757)
Long-term debt	28,013	53,391
Long-term debt—intercompany	(76,335)	(67,322)
Advances from subsidiaries	(13,469)	(12,975)
Other liabilities	65,570	52,558
Other liabilities—intercompany	(11,774)	(15,443)
Stockholders’ equity	185,977	178,344
Total liabilities and equity	1,487,652	1,464,806
Up to 30 days | Citigroup parent company
Liabilities and equity
Placements with term of less than 30 days	$ 19,500	$ 24,300